Inventories Related to Real Estate Business	12 Months Ended
Dec. 31, 2024
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Inventories Related to Real Estate Business
12.	INVENTORIES RELATED TO REAL ESTATE BUSINESS

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$666,665	$647,039	$19,733
Construction in progress	3,001,811	3,219,955	98,199

	$3,668,476	$3,866,994	$117,932

Construction in progress is mainly located on Lidu Road in Kun Shan, China. The capitalized borrowing costs for the years ended December 31, 2022, 2023 and 2024 are disclosed in Note 25.

As of December 31, 2023 and 2024, inventories related to real estate business of NT$3,668,476 thousand and NT$3,220,603 thousand (US$98,219 thousand), respectively, are expected to be realized longer than twelve months.
Refer to Note 36 for the carrying amount of inventories related to real estate business that had been pledged by the Group to secure bank borrowings.